Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Summary of Income Tax Expense Components

The following table presents a summary of U.S. and foreign income tax expense components:

	As of December 31, 2018	As of December 31, 2017	As of December 31, 2016
Current:
Foreign	(10,289)	(7,682)	(4,459)
Federal	(1,336)	(36)	(50)
Deferred:
Foreign	8,749	2,063	663
Withholding:
Foreign	(3,921)	(6,339)	(6,692)
Federal	(272)	—	—

Income tax expense	$(7,069)	$(11,994)	$(10,538)

Summary of Deferred Tax Assets Liabilities by Current and Non-current

Below the classification of deferred tax assets/liabilities by current and non-current:

	As of December 31, 2018	As of December 31, 2017
Non-Current deferred tax assets	30,758	47,242

Total deferred tax assets	30,758	47,242

Less valuation allowance	(18,007)	(42,584)
Net deferred tax assets	12,751	4,658
Non-Current deferred tax liabilities	—	—

Total deferred tax liabilities	—	—

Total deferred tax	12,751	4,658

Summary of Tax Loss Carryforwards Expiry

As of December 31, 2018, consolidated loss carryforwards for income tax purposes were $79,022. If not utilized, tax loss carryforwards will begin to expire as follows:

Expiration Date	NOLs Amount
Expires 2020	32
Thereafter	29,124
Without expiration dates	49,866

TOTAL (1)	79,022

(1)	A partial valuation allowance is booked as of December 31, 2018 in order to reserve $58,275 of the tax loss carryforwards detailed above.

Summary of Composition of Deferred Tax Assets and Liabilities

The following table summarizes the composition of deferred tax assets and liabilities as of the years ended December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Deferred Tax Assets
Tax loss carryforwards	23,445	33,067
Allowance for doubtful accounts	175	322
Royalties	2,296	1,379
Provisions and other assets	6,037	12,474
Property and equipment	(125)	—
Others	(1,070)	—

Total Deferred Tax Assets	30,758	47,242

Less valuation allowance	(18,007)	(42,584)

Total Deferred Tax Assets, net	12,751	4,658

Deferred Tax Liabilities	—	—

Total Deferred Tax Liabilities	—	—

Total Deferred Tax	12,751	4,658

Summary of Reconciliation of Difference between Actual Provision for Income Taxes and Provision Computed by Applying Weighted Average Income Tax Rate

The following is a reconciliation of the difference between the actual provision for income taxes and the provision computed by applying the weighted average income tax rate for 2018, 2017 and 2016 to income / (loss) before taxes:

	As of December 31, 2018	As of December 31, 2017	As of December 31, 2016
Net Income / (Loss) before Income Tax	26,223	54,360	28,335
Weighted average income tax rate (3)	39%	33%	30%

Income tax expense at weighted average income tax rate	10,273	17,740	8,501
Permanent differences:
(Non-Taxable Income) / Non-Deductible Losses (1)	(1,448)	(10,714)	(6,826)
Foreign non-creditable withholding tax (2)	4,193	6,339	6,692
Non-deductible expenses	1,346	2,223	2,928
Currency translation adjustment	1,902
Others	540	(651)	(94)
True up	1,204
Change in Valuation allowance	(10,941)	(2,943)	(663)

Income Tax expense	7,069	11,994	10,538

(1)	Includes tax benefits/losses generated by operations located in the Uruguayan “Free Trade Zone” and the benefits from Promotion Software Law in Argentina.
(2)	Includes foreign withholding taxes on royalties and services.
(3)

The Company uses a weighted average rate for the income tax reconciliation, since most of the business operations are run by subsidiaries located outside the U.S. The calculation is performed based on an average between the enacted tax rates of the foreign jurisdictions.

Summary of Changes in Valuation Allowance

The following table presents the changes in the Company’s valuation allowance as of December 31, 2018, 2017 and 2016:

	Balance of beginning of period	Increase	(Decrease)	Balance at end of period
2018	42,584	997	(25,574)	18,007
2017	45,526	4,716	(7,658)	42,584
2016	46,189	1,897	(2,560)	45,526